UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21462

Tortoise Energy Infrastructure Corporation
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222,
Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte,
10801 Mastin Blvd., Suite 222,
Overland Park, KS 66210
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: June 30, 2004

Tortoise Capital Advisors, LLC Proxy Voting Record

Name of Fund:(1)	Tortoise Energy Infrastructure Corporation
Period:	February 27, 2004-June 30, 2004

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

ENTERPRISE PRODUCTS PARTNERS	5/17/04	293792107	EPD

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Employee Unit Purchase Plan	Issuer

For		Employee Unit Purchase Plan

	For	2. Long-Term Incentive Plan	Issuer

For		Long Term Incentive Plan

Tortoise Capital Advisors, LLC Proxy Voting Record

Name of Fund:(1)	Tortoise Energy Infrastructure Corporation
Period:	February 27, 2004-June 30, 2004

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Energy Transfer Partners LP	6/23/04	29273R10	ETP

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Change terms of Class D Units	Issuer

For		Change terms of Class D Units

	For	2. Change terms of Special Units	Issuer

For		Change terms of Special Units

	For	3. Approve terms of 2004 Unit Plan	Issuer

For		Approve terms of 2004 Unit Plan

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Energy Infrastructure Corporation

By (Signature and Title)* David J. Schulte, CEO/President

Date 8/23/04

* Print the name and title of each signing officer under his or her signature.